Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Extinguishment of Debt [Line Items]
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 47,600
Cash and cash equivalents	293,361	$ 385,352	$ 424,169	$ 445,452
Restricted cash – current (note 19)	60,463	38,231	40,493	38,179
Restricted cash – non-current (note 19)	38,932	34,880	40,977	68,543
Cash, cash equivalents, restricted cash and restricted cash equivalents	392,756	458,463	$ 505,639	$ 552,174
Toledo Spirit [Member] | Obligations [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount	$ 23,600
Teide Spirit and Toledo Spirit [Member] | Obligations [Member]
Extinguishment of Debt [Line Items]
Extinguishment of Debt, Amount		$ 23,100